Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, authorized (in shares)	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	400,000,000	20,000,000
Common stock, issued (in shares)	36,057,109	2,614,014
Common stock, outstanding (in shares)	36,057,109	2,614,014
Series B Non-Voting Convertible Preferred Stock
Series B non-voting convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Series B non-voting convertible preferred stock, authorized (in shares)	150,000	0
Series B non-voting convertible preferred stock, issued (in shares)	150,000	0
Series B non-voting convertible preferred stock, outstanding (in shares)	150,000	0
Series A Non Voting Convertible Preferred StockSeries A Non Voting Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,086,341	0
Preferred stock, issued (in shares)	437,037	0
Preferred stock, outstanding (in shares)	437,037	0
Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	8,763,659	10,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0